SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Class A Ordinary Shares Subject to Possible Redemption (Q3) (Details) - USD ($)			4 Months Ended	9 Months Ended
	Nov. 25, 2020	Nov. 23, 2020	Dec. 31, 2020	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021
Class A Ordinary Shares Subject to Possible Redemption [Abstract]
Ordinary shares subject to possible redemption, outstanding (in shares)			3,111,956		17,250,000	17,250,000
Gross proceeds			$ 169,050,000
Class A ordinary shares issuance costs			(129,039)
Class A ordinary shares subject to possible redemption			$ 175,087,500	$ 175,087,500	$ 175,087,500	$ 175,087,500
Class A Ordinary Shares [Member]
Class A Ordinary Shares Subject to Possible Redemption [Abstract]
Ordinary shares subject to possible redemption, outstanding (in shares)			17,250,000	17,250,000
Class A ordinary shares subject to possible redemption		$ 152,250,000	$ 175,087,500
Private Warrant [Member]
Class A Ordinary Shares Subject to Possible Redemption [Abstract]
Proceeds allocated to Warrants	$ (787,500)	$ (7,250,000)
Initial Public Offering [Member]
Class A Ordinary Shares Subject to Possible Redemption [Abstract]
Gross proceeds			175,087,500	$ 175,087,500
Accretion of carrying value to redemption value			25,026,991	25,026,991
Class A ordinary shares subject to possible redemption			175,087,500	175,087,500
Initial Public Offering [Member] | Class A Ordinary Shares [Member]
Class A Ordinary Shares Subject to Possible Redemption [Abstract]
Class A ordinary shares issuance costs			(9,243,241)	(9,243,241)
Initial Public Offering [Member] | Public Warrants [Member]
Class A Ordinary Shares Subject to Possible Redemption [Abstract]
Proceeds allocated to Warrants			(13,196,250)	(13,196,250)
Initial Public Offering [Member] | Private Warrant [Member]
Class A Ordinary Shares Subject to Possible Redemption [Abstract]
Proceeds allocated to Warrants			$ (2,587,500)	$ (2,587,500)